Aptus Collared Income Opportunity ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Accommodation and Food Services - 1.8%
32,690	Starbucks Corporation (a)	$3,164,719
	Administrative and Support and Waste Management and Remediation Services - 6.4%
12,690	Accenture plc - Class A (a)	3,069,965
16,142	Broadridge Financial Solutions, Inc. (a)	2,281,026
9,746	Mastercard, Inc. - Class A (a)	3,082,562
16,244	Visa, Inc. - Class A (a)	3,139,153
		11,572,706
	Arts, Entertainment, and Recreation - 0.4%
8,020	Activision Blizzard, Inc. (a)	729,820
	Finance and Insurance - 12.6%
62,234	Bank of America Corporation (a)	1,845,238
11,166	Berkshire Hathaway, Inc. - Class B (a)(b)	2,544,396
4,471	BlackRock, Inc. (a)	3,135,333
27,586	JPMorgan Chase & Company (a)	3,549,491
18,376	Marsh & McLennan Companies, Inc. (a)	2,019,706
18,910	Progressive Corporation (a)	1,648,763
10,254	S&P Global, Inc. (a)	3,250,518
10,456	UnitedHealth Group, Inc. (a)	3,487,913
28,020	US Bancorp (a)	1,200,657
		22,682,015
	Information - 16.1%
10,456	American Tower Corporation (a)	2,377,276
75,534	Comcast Corporation - Class A (a)	3,744,220
2,132	Equinix, Inc. (a)	1,577,595
14,112	Facebook, Inc. - Class A (a)(b)	3,645,553
24,060	Fidelity National Information Services, Inc. (a)	2,970,448
43,758	Microsoft Corporation (a)	10,150,106
10,862	Verisk Analytics, Inc. (a)	1,993,177
48,630	Verizon Communications, Inc. (a)	2,662,492
		29,120,867
	Manufacturing - 37.5% (c)
13,198	Abbott Laboratories (a)	1,631,141
28,570	AbbVie, Inc. (a)	2,927,854
3,450	Alphabet, Inc. - Class C (a)(b)	6,333,303
24,760	Analog Devices, Inc. (a)	3,647,891
87,170	Apple, Inc. (a)	11,502,953
4,264	Broadcom, Inc. (a)	1,920,932
16,750	Caterpillar, Inc. (a)	3,062,570
20,675	Chevron Corporation (a)	1,761,510
20,304	Coca-Cola Company (a)	977,638
25,245	Exxon Mobil Corporation (a)	1,131,986
20,202	Johnson & Johnson (a)	3,295,552
7,410	Lam Research Corporation (a)	3,586,070
5,684	Linde plc (a)	1,394,854
7,816	Lockheed Martin Corporation (a)	2,515,345
28,528	Medtronic plc (a)	3,176,022
26,904	Merck & Company, Inc. (a)	2,073,491
6,294	Northrop Grumman Corporation (a)	1,803,923
19,188	PepsiCo, Inc. (a)	2,620,505
44,264	Pfizer, Inc. (a)	1,589,078
15,634	Procter & Gamble Company (a)	2,004,435
1,928	Sherwin-Williams Company (a)	1,333,790
8,122	Stryker Corporation (a)	1,795,043
6,650	Thermo Fisher Scientific, Inc. (a)	3,389,505
13,300	Zoetis, Inc. (a)	2,051,525
		67,526,916

	Mining, Quarrying, and Oil and Gas Extraction - 1.8%
29,925	Newmont Corporation (a)		1,783,530
12,690	Pioneer Natural Resources Company (a)		1,534,221
			3,317,751
	Professional, Scientific, and Technical Services - 2.8%
30,650	Booz Allen Hamilton Holding Corporation (a)		2,610,460
28,324	Paychex, Inc. (a)		2,473,252
			5,083,712
	Real Estate and Rental and Leasing - 0.5%
9,340	Prologis, Inc. (a)		963,888
	Retail Trade - 12.8%
2,436	Amazon.com, Inc. (a)(b)		7,810,303
8,222	Costco Wholesale Corporation (a)		2,897,679
16,852	Dollar General Corporation (a)		3,279,568
12,588	Home Depot, Inc. (a)		3,409,082
15,191	Target Corporation (a)		2,752,154
21,016	Walmart, Inc. (a)		2,952,538
			23,101,324
	Transportation and Warehousing - 1.4%
12,579	Union Pacific Corporation (a)		2,483,975
	Utilities - 3.4%
15,432	American Water Works Company, Inc. (a)		2,453,997
45,949	NextEra Energy, Inc. (a)		3,715,895
			6,169,892
	Wholesale Trade - 1.5%
59,120	Fastenal Company (a)		2,695,281
	TOTAL COMMON STOCKS (Cost $152,142,909)		178,612,866

Contracts	Notional Amount
	PURCHASED OPTIONS (d) - 1.5%
	Put Options - 1.5%
350	S&P 500 Index, Expiration: 02/19/2021, Exercise Price: $3,650.00	$129,998,400	2,668,750
	TOTAL PURCHASED OPTIONS (Cost $2,692,302)		2,668,750

	Total Investments (Cost $154,835,211) - 100.5%		181,281,616
	Liabilities in Excess of Other Assets - (0.5)%		(978,469)
	TOTAL NET ASSETS - 100.0%		$180,303,147

	Percentages are stated as a percent of net assets.
	(a) All or a portion of this security is held as collateral for the options written. At January 31, 2021, the value of these securities amount to $178,612,866 or 99.0% of net assets.
	(b) Non-income producing security.
	(c) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d) Exchange traded.

Aptus Collared Income Opportunity ETF
Schedule of Written Options
January 31, 2021 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (1.2)%
	Call Options - (0.7)%
130	Abbott Laboratories, Expiration: 02/19/2021, Exercise Price: $120.00	$(1,606,670)	$(76,700)
281	AbbVie, Inc., Expiration: 02/19/2021, Exercise Price: $120.00	(2,879,688)	(5,620)
125	Accenture plc - Class A, Expiration: 02/19/2021, Exercise Price: $270.00	(3,024,000)	(8,437)
79	Activision Blizzard, Inc., Expiration: 02/19/2021, Exercise Price: $100.00	(718,900)	(7,505)
34	Alphabet, Inc. - Class C, Expiration: 02/19/2021, Exercise Price: $1,900.00	(6,241,516)	(144,670)
24	Amazon.com, Inc., Expiration: 02/19/2021, Exercise Price: $3,500.00	(7,694,880)	(104,880)
103	American Tower Corporation, Expiration: 02/19/2021, Exercise Price: $230.00	(2,341,808)	(54,590)
152	American Water Works Company, Inc., Expiration: 02/19/2021, Exercise Price: $170.00	(2,417,104)	(7,980)
243	Analog Devices, Inc., Expiration: 02/19/2021, Exercise Price: $170.00	(3,580,119)	(9,112)
284	Apple, Inc., Expiration: 2/19/2021, Exercise Price: $135.00	(3,747,664)	(119,280)
587	Apple, Inc., Expiration: 2/19/2021, Exercise Price: $145.00	(7,746,052)	(97,148)
622	Bank of America Corporation, Expiration: 02/19/2021, Exercise Price: $33.00	(1,844,230)	(8,708)
110	Berkshire Hathaway, Inc. - Class B, Expiration: 02/19/2021, Exercise Price: $245.00	(2,506,570)	(6,930)
44	BlackRock, Inc., Expiration: 02/19/2021, Exercise Price: $770.00	(3,085,544)	(11,770)
301	Booz Allen Hamilton Holding Corporation, Expiration: 02/19/2021, Exercise Price: $100.00	(2,563,617)	(6,772)
42	Broadcom, Inc., Expiration: 02/19/2021, Exercise Price: $500.00	(1,892,100)	(5,250)
161	Broadridge Financial Solutions, Inc., Expiration: 02/19/2021, Exercise Price: $155.00	(2,275,091)	(18,112)
167	Caterpillar, Inc., Expiration: 02/19/2021, Exercise Price: $200.00	(3,053,428)	(22,378)
206	Chevron Corporation, Expiration: 02/19/2021, Exercise Price: $92.50	(1,755,120)	(15,862)
200	Coca-Cola Company, Expiration: 02/19/2021, Exercise Price: $52.50	(963,000)	(3,800)
744	Comcast Corporation - Class A, Expiration: 02/19/2021, Exercise Price: $55.00	(3,688,008)	(15,624)
81	Costco Wholesale Corporation, Expiration: 02/19/2021, Exercise Price: $385.00	(2,854,683)	(9,193)
168	Dollar General Corporation, Expiration: 02/19/2021, Exercise Price: $215.00	(3,269,448)	(11,760)
21	Equinix, Inc., Expiration: 02/19/2021, Exercise Price: $740.00	(1,553,916)	(50,505)
252	Exxon Mobil Corporation, Expiration: 02/19/2021, Exercise Price: $50.00	(1,129,968)	(9,198)
139	Facebook, Inc. - Class A, Expiration: 02/19/2021, Exercise Price: $280.00	(3,590,787)	(46,565)
591	Fastenal Company, Expiration: 02/19/2021, Exercise Price: $49.60	(2,694,369)	(13,297)
237	Fidelity National Information Services, Inc., Expiration: 02/19/2021, Exercise Price: $145.00	(2,926,002)	(10,665)
124	Home Depot, Inc., Expiration: 02/19/2021, Exercise Price: $290.00	(3,358,168)	(22,692)
199	Johnson & Johnson, Expiration: 02/19/2021, Exercise Price: $175.00	(3,246,287)	(16,417)
275	JPMorgan Chase & Company, Expiration: 02/19/2021, Exercise Price: $140.00	(3,538,425)	(19,525)
73	Lam Research Corporation, Expiration: 02/19/2021, Exercise Price: $600.00	(3,532,835)	(10,986)
56	Linde plc, Expiration: 02/19/2021, Exercise Price: $270.00	(1,374,240)	(5,600)
78	Lockheed Martin Corporation, Expiration: 02/19/2021, Exercise Price: $350.00	(2,510,196)	(9,555)
181	Marsh & McLennan Companies, Inc., Expiration: 02/19/2021, Exercise Price: $120.00	(1,989,371)	(5,882)
97	Mastercard, Inc. - Class A, Expiration: 02/19/2021, Exercise Price: $350.00	(3,068,013)	(12,222)
281	Medtronic plc, Expiration: 02/19/2021, Exercise Price: $125.00	(3,128,373)	(14,050)
269	Merck & Company, Inc., Expiration: 02/19/2021, Exercise Price: $82.50	(2,073,183)	(13,181)
431	Microsoft Corporation, Expiration: 02/19/2021, Exercise Price: $240.00	(9,997,476)	(156,238)
294	Newmont Corporation, Expiration: 02/19/2021, Exercise Price: $70.00	(1,752,240)	(10,584)
452	NextEra Energy, Inc., Expiration: 02/19/2021, Exercise Price: $90.00	(3,655,324)	(15,820)
62	Northrop Grumman Corporation, Expiration: 02/19/2021, Exercise Price: $310.00	(1,776,982)	(8,835)
279	Paychex, Inc., Expiration: 02/19/2021, Exercise Price: $95.00	(2,436,228)	(9,068)
189	PepsiCo, Inc., Expiration: 02/19/2021, Exercise Price: $150.00	(2,581,173)	(3,686)
442	Pfizer, Inc., Expiration: 02/19/2021, Exercise Price: $40.00	(1,586,780)	(7,735)
126	Pioneer Natural Resources Company, Expiration: 02/19/2021, Exercise Price: $140.00	(1,523,340)	(20,475)
156	Procter & Gamble Company, Expiration: 02/19/2021, Exercise Price: $135.00	(2,000,076)	(9,906)
189	Progressive Corporation, Expiration: 02/19/2021, Exercise Price: $95.00	(1,647,891)	(8,978)
92	Prologis, Inc., Expiration: 02/19/2021, Exercise Price: $105.00	(949,440)	(18,630)
101	S&P Global, Inc., Expiration: 02/19/2021, Exercise Price: $340.00	(3,201,700)	(65,650)
19	Sherwin-Williams Company, Expiration: 02/19/2021, Exercise Price: $750.00	(1,314,420)	(3,278)
326	Starbucks Corporation, Expiration: 02/19/2021, Exercise Price: $105.00	(3,156,006)	(13,855)
81	Stryker Corporation, Expiration: 02/19/2021, Exercise Price: $250.00	(1,790,181)	(3,848)
81	Target Corporation, Expiration: 02/19/2021, Exercise Price: $200.00	(1,467,477)	(6,359)

65		Thermo Fisher Scientific, Inc., Expiration: 02/19/2021, Exercise Price: $530.00	(3,313,050)	(58,500)
125		Union Pacific Corporation, Expiration: 02/19/2021, Exercise Price: $215.00	(2,468,375)	(7,688)
104		UnitedHealth Group, Inc., Expiration: 02/19/2021, Exercise Price: $370.00	(3,469,232)	(10,244)
280		US Bancorp, Expiration: 02/19/2021, Exercise Price: $47.50	(1,199,800)	(5,320)
107		Verisk Analytics, Inc., Expiration: 02/19/2021, Exercise Price: $210.00	(1,963,450)	(5,885)
486		Verizon Communications, Inc., Expiration: 02/19/2021, Exercise Price: $57.50	(2,660,850)	(37,908)
162		Visa, Inc. - Class A, Expiration: 02/19/2021, Exercise Price: $210.00	(3,130,650)	(19,278)
207		Walmart, Inc., Expiration: 02/19/2021, Exercise Price: $160.00	(2,908,143)	(10,661)
131		Zoetis, Inc., Expiration: 02/19/2021, Exercise Price: $175.00	(2,020,675)	(3,603)
		Total Written Call Options (Premiums Received $1,459,302)		(1,554,453)

		Put Options - (0.5)%
350		S&P 500 Index, Expiration: 02/19/2021, Exercise Price: $3,350.00	(129,998,400)	(836,500)
		Total Written Put Options (Premiums Received $1,003,954)		(836,500)

		TOTAL WRITTEN OPTIONS (Premiums Received $2,463,256)		$(2,390,953)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$178,612,866	$-	$-	$178,612,866
Purchased Options	-	2,668,750	-	2,668,750
Total Investments in Securities	$178,612,866	$2,668,750	$-	$181,281,616

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$2,390,953	$-	$2,390,953
Total Written Options	$-	$2,390,953	$-	$2,390,953

^ See Schedule of Investments for breakout of investments by sector classification, contract type, and Schedule of Written Options for breakout by contract type.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.